Derivative Financial Instruments - Offsetting Liabilities and Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2015		Sep. 30, 2014		Sep. 30, 2013
Offsetting Assets [Line Items]
Derivative financial liabilities, gross amount	$ (48,787)		$ (13,073)		$ (1,151)
Derivative financial liabilities, amount offset	0		0		0
Derivative financial liabilities, net amount presented in consolidated balance sheets	(48,787)		(13,073)		(1,151)
Held/pledged financial instruments	48,787	[1]	13,073	[1]	0
Derivative financial liabilities, net amount	0		0		(1,151)
Derivatives subject to master netting arrangement or similar arrangement
Offsetting Assets [Line Items]
Derivative financial liabilities, gross amount	(48,858)		(19,286)		(13,555)
Derivative financial liabilities, amount offset	71		6,213		12,404
Derivative financial liabilities, net amount presented in consolidated balance sheets	(48,787)		(13,073)		(1,151)
Held/pledged financial instruments	48,787	[1]	13,073	[1]	0
Derivative financial liabilities, net amount	0		0		(1,151)
Derivatives subject to master netting arrangement or similar arrangement
Offsetting Assets [Line Items]
Derivative financial assets, gross amount	71		6,213		12,404
Derivative financial assets, amount offset	(71)		(6,213)		(12,404)
Derivative financial assets, net amount presented in consolidated balance sheets	0		0		0
Held/pledged financial instruments	0	[1]	0	[1]	0
Derivative financial assets, net amount	$ 0		$ 0		$ 0

[1]	The actual amount of collateral exceeds the fair value exposure, at the individual counterparty level, as of the date presented.